UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05635 )

Exact name of registrant as specified in charter: Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/06 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (27.0%)(a)

		Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012		$34,747,500	$32,781,452
Brazil (Federal Republic of) bonds 10 1/2s, 2014		1,775,000	2,248,038
Brazil (Federal Republic of) bonds 6s, 2017		6,295,000	6,225,755
Brazil (Federal Republic of) bonds 5.774s, 2016 (S)		6,220,000	3,305,103
Brazil (Federal Republic of) notes 11s, 2012		12,685,000	15,602,550
Canada (Government of) bonds 5 1/2s, 2010	CAD	9,650,000	8,682,183
Canada (Government of) bonds Ser. WB60, 7 1/4s, 2007	CAD	8,915,000	7,750,676
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,634,700
Colombia (Republic of) notes 10s, 2012 (S)		$9,334,000	10,967,450
Ecuador (Republic of) regs notes 9 3/8s, 2015		2,120,000	1,632,400
France (Government of) bonds 5 3/4s, 2032	EUR	17,480,000	28,925,526
France (Government of) bonds 5 1/2s, 2010	EUR	22,675,000	31,567,636
France (Government of) bonds 4s, 2013	EUR	32,000,000	42,332,768
France (Government of) bonds 4s, 2009	EUR	6,430,000	8,506,241
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	24,351,525	34,271,202
Germany (Federal Republic of) bonds Ser. 05, 3 1/4s,
2015	EUR	122,527,000	153,844,798
Germany (Federal Republic of) bonds Ser. 2, 5s, 2012	EUR	9,780,000	13,518,708
Ireland (Republic of) bonds 5s, 2013	EUR	49,300,000	68,810,027
Japan (Government of) bonds Ser. 4, 0 1/2s, 2015	JPY	6,382,443,000	50,709,402
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	189,401
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	3,299,500,000	28,921,560
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	4,784,334,800	39,470,863
Peru (Republic of) bonds 7.35s, 2025 (S)		$2,870,000	3,254,580
Russia (Federation of) unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		26,814,975	30,341,144
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		7,605,000	7,338,825
South Africa (Republic of) notes 7 3/8s, 2012		5,995,000	6,474,600
South Africa (Republic of) notes 6 1/2s, 2014		8,050,000	8,472,625
Spain (Kingdom of) bonds 5s, 2012	EUR	15,000,000	20,803,890
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	215,045,000	37,227,365
Turkey (Republic of) notes 11s, 2013		$4,705,000	5,763,625
Turkey (Republic of) notes 7 3/8s, 2025		3,185,000	3,264,625
Turkey (Republic of) notes 6 7/8s, 2036		11,320,000	10,838,900
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		6,290,000	6,261,695
United Mexican States bonds Ser. MTN, 8.3s, 2031		7,775,000	9,971,438
Venezuela (Republic of) notes 10 3/4s, 2013		5,710,000	7,080,400

Total foreign government bonds and notes (cost $714,075,910)			$748,992,151

CORPORATE BONDS AND NOTES (23.6%)(a)

		Principal amount	Value

Basic Materials (1.8%)
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$620,000	$556,450
Builders FirstSource, Inc. company guaranty FRB
9.624s, 2012		610,000	600,088
Chaparral Steel Co. company guaranty 10s, 2013		3,133,000	3,497,211
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	1,034,000	1,492,044
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$1,715,000	1,633,538
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		5,065,000	5,001,688
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		3,061,000	2,800,815
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		2,852,000	2,438,460
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		3,145,000	3,341,563
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,431,000	2,607,248
Huntsman, LLC company guaranty 11 5/8s, 2010		2,259,000	2,467,958
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	1,171,273	1,617,096
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$715,000	786,500
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		606,000	642,360
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	3,045,000	4,347,673
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		$1,830,000	1,830,000
Momentive Performance Materials, Inc. 144A sr. sub.
notes 11 1/2s, 2016		610,000	597,800
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		951,000	985,474
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		574,000	589,068
Nalco Co. sr. sub. notes 9s, 2013	EUR	505,000	729,706
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,565,000	1,656,944
NewPage Corp. sec. notes 10s, 2012		532,000	561,260
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,006,000	1,018,575
Novelis, Inc. 144A sr. notes 8 1/4s, 2015		1,361,000	1,316,768
PQ Corp. company guaranty 7 1/2s, 2013		602,000	592,970
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	2,435,000	3,423,692
Stone Container Corp. sr. notes 9 3/4s, 2011		$743,000	767,148
United States Steel Corp. sr. notes 9 3/4s, 2010		943,000	1,003,116

		48,903,213

Capital Goods (1.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	551,000	551,000
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008	2,818,000	2,962,423
Blount, Inc. sr. sub. notes 8 7/8s, 2012	2,207,000	2,251,140
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008	2,115,000	2,117,644
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013	1,023,000	1,053,690
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $1,281,482) (RES)	4,945,000	3,535,675
L-3 Communications Corp. company guaranty 6 1/8s, 2013	10,381,000	10,173,380
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	3,094,000	2,985,710
Legrand SA debs. 8 1/2s, 2025 (France)	4,999,000	5,748,850
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012	695,000	749,731
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012	2,343,000	2,483,580
Owens-Illinois, Inc. debs. 7 1/2s, 2010	453,000	454,699
		35,067,522

Communication Services (1.3%)
American Cellular Corp. company guaranty 9 1/2s, 2009	1,350,000	1,336,500
Cincinnati Bell, Inc. company guaranty 7s, 2015	3,374,000	3,378,218
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	1,561,000	1,611,733
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	6,814,000	6,277,398
iPCS, Inc. sr. notes 11 1/2s, 2012	2,160,000	2,397,600
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014 (S)	2,985,000	3,074,550
Qwest Corp. debs. 7 1/4s, 2025	1,375,000	1,412,813
Qwest Corp. notes 8 7/8s, 2012	8,725,000	9,717,469
Qwest Corp. sr. unsec 7 1/2s, 2014	610,000	646,600
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	5,671,000	5,826,953
		35,679,834

Consumer Cyclicals (3.8%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	2,415,000	2,532,731
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	1,175,000	1,214,656
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,325,000	1,321,688
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,453,443	1,517,031
Dex Media, Inc. notes 8s, 2013	468,000	482,040
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	217,000	225,409
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	3,792,000	4,038,480
Ford Motor Co. notes 7.45s, 2031	2,081,000	1,633,585
Ford Motor Credit Corp. notes 7 7/8s, 2010	1,100,000	1,109,137
Ford Motor Credit Corp. notes 7 3/8s, 2009	883,000	884,881
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	3,013,000	3,228,292
Ford Motor Credit Corp. sr. unsec 8s, 2016	690,000	684,376
Ford Motor Credit Corp. sr. unsec. FRN 8.11s, 2012	534,000	529,336
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010	1,978,000	2,104,216
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	997,000	1,044,358
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011	1,080,000	1,115,100
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	365,000	371,388
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	4,015,000	4,075,225
Jostens IH Corp. company guaranty 7 5/8s, 2012	4,956,000	5,017,950
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,326,000	3,583,765
Levi Strauss & Co. sr. notes 8 7/8s, 2016	1,320,000	1,379,400
Meritor Automotive, Inc. notes 6.8s, 2009	491,000	481,180
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	2,757,000	2,949,990
MGM Mirage, Inc. company guaranty 6s, 2009	7,904,000	7,884,240
Mirage Resorts, Inc. debs. 7 1/4s, 2017	697,000	699,614
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	1,319,000	1,015,630
NTK Holdings, Inc. sr. disc. notes zero %, 2014	920,000	644,000
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	2,940,000	3,035,550
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	2,300,000	2,397,750
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,946,000	1,965,460
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	1,006,000	1,026,120
PRIMEDIA, Inc. sr. notes 8s, 2013	3,746,000	3,624,255
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	553,000	530,189
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	1,487,000	1,425,661
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011	2,795,000	2,871,863
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	3,175,000	3,274,219
Scientific Games Corp. company guaranty 6 1/4s, 2012	4,989,000	4,876,748
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014 (S)	5,155,000	5,386,975
Standard Pacific Corp. sr. notes 7 3/4s, 2013	1,339,000	1,328,958
Station Casinos, Inc. sr. notes 6s, 2012	2,191,000	2,078,711
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)	1,854,000	1,891,080
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	1,642,000	1,797,990
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	3,181,000	3,117,380

Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	677,000	673,615
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	1,460,000	1,467,300
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	2,855,000	2,865,706
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	1,229,000	1,118,390
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	4,260,000	4,217,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	2,605,000	2,588,719
		105,327,737

Consumer Staples (3.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	4,155,000	4,113,450
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	2,100,000	2,084,250
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	574,508	30,019
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s,
2016 (S)	1,280,000	1,235,200
Brand Services, Inc. company guaranty 12s, 2012	4,700,000	5,193,500
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	1,352,000	1,328,340
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)	1,493,000	1,343,700
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	8,838,000	9,069,998
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	1,671,000	1,744,106
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	556,000	581,715
Church & Dwight Co., Inc. company guaranty 6s, 2012	3,512,000	3,432,980
Cinemark USA, Inc. sr. sub. notes 9s, 2013	987,000	1,046,220
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	4,560,000	3,915,900
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012	2,520,000	2,623,950
CSC Holdings, Inc. debs. 7 5/8s, 2018	2,753,000	2,680,734
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	1,998,000	2,035,463
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	5,005,000	4,879,875
Dean Foods Co. company guaranty 7s, 2016	1,186,000	1,197,860
Del Monte Corp. company guaranty 6 3/4s, 2015	1,780,000	1,762,200
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	3,605,000	3,803,275
Echostar DBS Corp. company guaranty 6 5/8s, 2014	15,810,000	15,414,750
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	4,175,000	4,274,156
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,187,000	1,237,448
Playtex Products, Inc. sec. notes 8s, 2011	2,893,000	3,023,185
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	3,465,000	3,534,300
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	2,370,000	2,491,463
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	1,374,000	1,301,865
Sbarro, Inc. company guaranty 11s, 2009	5,071,000	5,147,065
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	1,760,000	1,843,600
Six Flags, Inc. sr. notes 9 5/8s, 2014	2,043,000	1,894,883
Supervalu, Inc. sr. notes 7 1/2s, 2014	7,490,000	7,809,838
Young Broadcasting, Inc. company guaranty 10s, 2011	2,774,000	2,635,300
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	2,201,000	1,906,616
		106,617,204

Energy (4.5%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	5,575,000	5,533,188
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	2,704,000	2,832,440
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	5,729,000	5,521,324
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	5,575,000	5,804,969
Complete Production Services, Inc. 144A sr. notes 8s,
2016	2,195,000	2,249,875
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	3,895,000	3,778,150
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	5,425,000	5,506,375
Forest Oil Corp. sr. notes 8s, 2011	3,730,000	3,879,200
Gazprom 144A notes 6.212s, 2016 (Luxembourg)	7,345,000	7,396,415
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	4,280,000	5,125,300
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	4,610,000	4,367,975
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	4,355,000	4,153,581
Massey Energy Co. sr. notes 6 5/8s, 2010	5,565,000	5,565,000
Newfield Exploration Co. sr. notes 7 5/8s, 2011	3,940,000	4,117,300
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,650,000	2,650,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	3,232,000	3,054,240
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	2,938,105	2,997,658
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	2,625,000	2,693,801
Peabody Energy Corp. sr. notes 5 7/8s, 2016	5,820,000	5,674,500
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	3,874,750	4,081,047
Pemex Project Funding Master Trust company guaranty
9 1/2s, 2027	9,008,000	12,106,752
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015	16,127,000	16,014,111
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	3,777,000	3,965,850
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	4,365,000	4,474,125
Pride International, Inc. sr. notes 7 3/8s, 2014	3,145,000	3,247,213
		126,790,389

Financial (1.7%)
Bosphorus Financial Services, Ltd. 144A sec. FRN

7.174s, 2012 (Cayman Islands)	10,299,000	10,440,848
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	2,440,000	2,449,150
General Motors Acceptance Corp. FRN 6.324s, 2007	2,320,000	2,321,833
General Motors Acceptance Corp. FRN Ser. MTN, 6.225s,
2007	4,665,000	4,665,308
General Motors Acceptance Corp. notes 7 3/4s, 2010	418,000	437,506
General Motors Acceptance Corp. notes 6 7/8s, 2012	311,000	319,342
General Motors Acceptance Corp. notes 6 3/4s, 2014	2,880,000	2,958,143
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	160,000	159,394
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,900,000	2,967,669
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	2,850,000	2,884,200
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	7,596,000	7,747,920
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	3,035,000	3,095,700
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	7,265,000	7,764,469
		48,211,482

Health Care (1.8%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	1,203,000	1,184,955
DaVita, Inc. company guaranty 6 5/8s, 2013	1,134,000	1,136,835
HCA, Inc. notes 6 3/8s, 2015	1,766,000	1,496,685
HCA, Inc. notes 5 3/4s, 2014	1,985,000	1,647,550
HCA, Inc. 144A sr. sec. notes 9 5/8s, 2016 (PIK)	2,340,000	2,515,500
HCA, Inc. 144A sec. notes 9 1/4s, 2016	2,730,000	2,924,513
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	3,295,000	2,734,850
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	4,560,000	4,366,200
Service Corporation International debs. 7 7/8s, 2013	465,000	489,413
Service Corporation International sr. notes 6 3/4s,
2016	3,737,000	3,718,315
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	3,922,000	3,774,925
Tenet Healthcare Corp. notes 7 3/8s, 2013	2,680,000	2,462,250
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	854,000	868,945
Triad Hospitals, Inc. sr. notes 7s, 2012	5,810,000	5,911,675
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	506,000	509,163
US Oncology, Inc. company guaranty 9s, 2012	3,170,000	3,344,350
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	4,221,000	4,273,763
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,840,000	3,209,200
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	1,339,000	1,379,170
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	1,350,000	1,380,375
		49,328,632

Technology (0.6%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	2,334,000	2,421,525
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	1,613,000	1,602,919
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	3,228,000	3,215,895
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016	1,614,000	1,616,018
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	4,018,000	4,138,540
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	81,000	67,230
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	1,906,000	2,001,300
Xerox Corp. sr. notes 7 5/8s, 2013	1,812,000	1,902,600
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	808,000	844,360
		17,810,387

Transportation (0.2%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008	5,235,000	5,228,456

Utilities & Power (2.7%)
AES Corp. (The) sr. notes 8 7/8s, 2011	361,000	388,075
AES Corp. (The) 144A sec. notes 9s, 2015	4,036,000	4,348,790
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	3,250,000	3,485,625
ANR Pipeline Co. debs. 9 5/8s, 2021	1,572,000	2,086,085
CMS Energy Corp. sr. notes 8.9s, 2008	1,200,000	1,254,000
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,225,000	1,292,375
Colorado Interstate Gas Co. debs. 6.85s, 2037	2,495,000	2,553,059
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	700,000	690,665
Edison Mission Energy sr. unsec 7 3/4s, 2016	634,000	672,040
Edison Mission Energy sr. unsec 7 1/2s, 2013	760,000	794,200
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,315,000	1,592,579
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	5,263,000	5,506,414
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	3,632,000	3,532,120
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	5,601,000	6,077,085
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	4,402,000	4,853,205
Monongahela Power Co. 1st mtge. 6.7s, 2014	2,885,000	3,054,344
NRG Energy, Inc. sr. notes 7 3/8s, 2016	1,015,000	1,020,075
Orion Power Holdings, Inc. sr. notes 12s, 2010	5,195,000	5,896,325
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	3,346,000	3,377,496
Teco Energy, Inc. notes 7.2s, 2011	1,165,000	1,234,900
Teco Energy, Inc. notes 7s, 2012	1,500,000	1,578,750
Teco Energy, Inc. sr. notes 6 3/4s, 2015	221,000	230,945

Tennessee Gas Pipeline Co. debs. 7s, 2028		520,000	549,057
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017		1,052,000	1,147,876
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		3,235,000	3,336,094
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)		4,309,000	4,547,021
Utilicorp United, Inc. sr. notes 9.95s, 2011		61,000	66,813
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	3,125,000	4,296,948
Williams Cos., Inc. (The) notes 8 3/4s, 2032		$640,000	723,200
Williams Cos., Inc. (The) notes 7 5/8s, 2019		2,449,000	2,620,430
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		949,000	954,931
Williams Partners LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017		605,000	617,100
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		1,327,347	149,194
			74,527,816

Total corporate bonds and notes (cost $642,697,792)			$653,492,672

COLLATERALIZED MORTGAGE OBLIGATIONS (16.2%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$1,758,000	$1,756,021
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	1,180,439
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	2,182,333
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.35s, 2014		1,090,000	1,087,789
FRB Ser. 02-FL2A, Class K1, 7.85s, 2014		399,575	399,022
FRB Ser. 05-ESHA, Class K, 7.15s, 2020		4,239,000	4,242,682
FRB Ser. 06-LAQ, Class M, 7s, 2021		1,587,000	1,591,019
FRB Ser. 06-LAQ, Class L, 6.9s, 2021		2,131,000	2,140,023
Ser. 03-BBA2, Class X1A, Interest only (IO), 0.175s,
2015 (F)		547,868	1
Bear Stearns Commercial Mortgage Securities, Inc. FRB.
Ser. 00-WF2, Class F, 8.195s, 2032		1,174,000	1,309,030
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 7s, 2018		2,480,000	2,480,000
Broadgate Financing PLC sec. FRB Ser. D, 5.893s, 2023
(United Kingdom)	GBP	3,020,450	5,898,095
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.852s, 2017		$112,383,102	1,044,812
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.282s, 2046		23,860,604	1,036,445
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		33,860,423	68,779
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.15s, 2017		369,000	368,998
FRB Ser. 06-A, Class C, 5.95s, 2017		1,093,000	1,092,994
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		14,703,000	14,571,775
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.2s, 2020		4,911,000	4,891,066
Ser. 1998-C2, Class F, 6 3/4s, 2030		8,998,000	9,604,807
FRB Ser. 05-TFLA, Class K, 6.65s, 2020		2,413,000	2,412,983
Ser. 98-C1, Class F, 6s, 2040		7,396,000	7,348,414
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	2,369,557
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.831s, 2031		158,984,040	2,080,455
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	2,271,610
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		7,128,872	6,926,341
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		1,974,000	1,865,430
Ser. 97-CF1, Class B1, 7.91s, 2030		1,948,000	1,952,213
European Loan Conduit FRB Ser. 6X, Class E, 6.931s,
2010 (United Kingdom)	GBP	2,516,232	4,935,180
European Loan Conduit 144A
FRB Ser. 6A, Class F, 7.422s, 2010 (United Kingdom)	GBP	937,187	1,838,507
FRB Ser. 22A, Class D, 6.022s, 2014 (Ireland)	GBP	2,461,000	4,819,622
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.608s, 2014 (United Kingdom)	GBP	2,207,818	4,313,414
Fannie Mae
IFB Ser. 06-70, Class BS, 14.3s, 2036		$994,826	1,176,198
Ser. 03-W6, Class PT1, 9.847s, 2042		99,772	106,592
IFB Ser. 06-76, Class QB, 7.5s, 2036		5,681,765	6,207,670
Ser. 04-W8, Class 3A, 7 1/2s, 2044		2,669,128	2,804,600
Ser. 04-W2, Class 5A, 7 1/2s, 2044		7,951,769	8,340,525
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		2,306,558	2,420,718
Ser. 03-W4, Class 4A, 7 1/2s, 2042		710,310	740,100
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		1,374,534	1,434,693
Ser. 02-T19, Class A3, 7 1/2s, 2042		1,344,414	1,403,553
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		251,011	262,005
Ser. 02-W6, Class 2A, 7 1/2s, 2042		341,567	356,488
Ser. 02-T12, Class A3, 7 1/2s, 2042		342,655	356,471
Ser. 02-W1, Class 2A, 7 1/2s, 2042		1,103,966	1,147,047
Ser. 02-14, Class A2, 7 1/2s, 2042		16,055	16,740
Ser. 01-T10, Class A2, 7 1/2s, 2041		1,469,200	1,526,860
Ser. 02-T4, Class A3, 7 1/2s, 2041		424,920	441,776
Ser. 01-T8, Class A1, 7 1/2s, 2041		24,870	25,777
Ser. 01-T7, Class A1, 7 1/2s, 2041		6,359,221	6,594,034
Ser. 01-T3, Class A1, 7 1/2s, 2040		977,945	1,015,030
Ser. 01-T1, Class A1, 7 1/2s, 2040		3,030,161	3,145,853
Ser. 99-T2, Class A1, 7 1/2s, 2039		1,165,867	1,223,410
Ser. 00-T6, Class A1, 7 1/2s, 2030		558,582	581,936

Ser. 02-W7, Class A5, 7 1/2s, 2029	1,260,794	1,314,433
Ser. 01-T4, Class A1, 7 1/2s, 2028	7,423,844	7,805,957
Ser. 02-W3, Class A5, 7 1/2s, 2028	7,426	7,743
IFB Ser. 06-63, Class SP, 7.2s, 2036	6,165,508	6,715,431
IFB Ser. 06-60, Class TK, 7.2s, 2036	1,915,355	2,011,585
Ser. 01-T10, Class A1, 7s, 2041	6,519,205	6,704,163
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036	200,896	1,004
Ser. 03-86, Class IB, IO, 5 1/2s, 2028	685,455	13,174
IFB Ser. 05-74, Class CS, 5.308s, 2035	3,654,415	3,683,697
IFB Ser. 05-74, Class CP, 5.133s, 2035	3,204,982	3,269,464
IFB Ser. 05-76, Class SA, 5.133s, 2034	4,546,188	4,562,520
IFB Ser. 06-27, Class SP, 4.95s, 2036	3,685,000	3,737,831
IFB Ser. 06-8, Class HP, 4.95s, 2036	4,516,630	4,553,591
IFB Ser. 06-8, Class WK, 4.95s, 2036	6,923,049	6,910,123
IFB Ser. 05-106, Class US, 4.95s, 2035	7,492,334	7,618,368
IFB Ser. 05-99, Class SA, 4.95s, 2035	3,834,113	3,831,701
IFB Ser. 05-114, Class SP, 4.868s, 2036	2,009,729	1,934,364
IFB Ser. 06-60, Class CS, 4.473s, 2036	2,689,175	2,593,725
IFB Ser. 05-95, Class CP, 4s, 2035	549,281	542,612
IFB Ser. 05-95, Class OP, 3.83s, 2035	2,011,000	1,874,741
IFB Ser. 05-83, Class QP, 3.484s, 2034	1,244,768	1,164,367
IFB Ser. 02-36, Class QH, IO, 2.7s, 2029	746,183	4,565
IFB Ser. 06-90, Class SE, IO, 2.45s, 2036	9,051,698	793,084
IFB Ser. 03-66, Class SA, IO, 2.3s, 2033	7,122,349	533,037
IFB Ser. 03-48, Class S, IO, 2.2s, 2033	2,862,120	211,539
Ser. 03-W10, Class 3, IO, 1.927s, 2043	1,315,499	61,107
IFB Ser. 05-113, Class AI, IO, 1.88s, 2036	2,998,946	196,510
IFB Ser. 05-113, Class DI, IO, 1.88s, 2036	226,563	12,746
IFB Ser. 06-60, Class DI, IO, 1.72s, 2035	8,926,256	446,316
IFB Ser. 05-95, Class CI, IO, 1.35s, 2035	7,944,288	485,761
IFB Ser. 05-84, Class SG, IO, 1.35s, 2035	13,210,216	773,086
IFB Ser. 05-69, Class AS, IO, 1.35s, 2035	3,372,678	179,174
IFB Ser. 04-92, Class S, IO, 1.35s, 2034	10,627,647	541,372
IFB Ser. 05-104, Class SI, IO, 1.35s, 2033	18,161,552	1,014,330
IFB Ser. 05-83, Class QI, IO, 1.34s, 2035	2,069,907	136,086
IFB Ser. 05-92, Class SC, IO, 1.33s, 2035	18,696,331	1,059,969
IFB Ser. 05-83, Class SL, IO, 1.32s, 2035	26,290,152	1,285,167
IFB Ser. 06-20, Class IG, IO, 1.3s, 2036	40,270,501	1,626,416
IFB Ser. 06-45, Class SM, IO, 1 1/4s, 2036	9,616,389	383,117
IFB Ser. 06-20, Class IB, IO, 1.24s, 2036	17,258,904	671,451
IFB Ser. 05-95, Class OI, IO, 1.24s, 2035	1,161,955	76,916
IFB Ser. 06-85, Class TS, IO, 1.21s, 2036	12,564,414	493,799
Ser. 03-W17, Class 12, IO, 1.155s, 2033	22,736,178	902,626
IFB Ser. 03-112, Class SA, IO, 1.15s, 2028	6,362,592	176,651
Ser. 03-W10, Class 1A, IO, 0.978s, 2043	36,175,062	508,588
Ser. 03-W10, Class 3A, IO, 0.97s, 2043	44,001,985	713,719
Ser. 01-T1, Class 1, IO, 0.841s, 2040	1,211,753	17,230
IFB Ser. 05-67, Class BS, IO, 0.8s, 2035	9,637,458	277,077
Ser. 00-T6, IO, 0.76s, 2030	21,213,401	294,678
IFB Ser. 05-74, Class SE, IO, 0 3/4s, 2035	5,169,122	136,141
IFB Ser. 05-87, Class SE, IO, 0.7s, 2035	57,017,687	1,689,652
IFB Ser. 04-54, Class SW, IO, 0.65s, 2033	3,994,627	106,049
Ser. 02-T18, IO, 0.525s, 2042	60,887,373	763,309
Ser. 02-W8, Class 1, IO, 0.362s, 2042	31,473,176	211,202
Ser. 06-84, Class OP, Principal only (PO), zero %, 2036	486,058	469,658
Ser. 372, Class 1, PO, zero %, 2036	1,371,881	1,098,310
Ser. 371, Class 1, PO, zero %, 2036	2,784,573	2,355,523
Ser. 367, Class 1, PO, zero %, 2036	3,017,420	2,273,317
Ser. 363, Class 1, PO, zero %, 2035	25,287,667	19,051,798
Ser. 361, Class 1, PO, zero %, 2035	14,035,988	11,430,411
Ser. 04-38, Class AO, PO, zero %, 2034	2,606,754	1,882,077
Ser. 342, Class 1, PO, zero %, 2033	1,572,457	1,238,998
Ser. 02-82, Class TO, PO, zero %, 2032	1,354,636	1,091,119
Ser. 04-61, Class CO, PO, zero %, 2031	2,993,000	2,407,027
Ser. 99-51, Class N, PO, zero %, 2029	454,187	372,362
FRB Ser. 05-117, Class GF, zero %, 2036	1,494,338	1,396,982
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,546,856	2,680,753
Ser. T-58, Class 4A, 7 1/2s, 2043	49,475	51,733
Ser. T-42, Class A5, 7 1/2s, 2042	613,962	638,844
Ser. T-41, Class 3A, 7 1/2s, 2032	3,249,464	3,383,343
Ser. T-60, Class 1A2, 7s, 2044	11,592,543	12,014,142
Ser. T-57, Class 1AX, IO, 0.005s, 2043	18,177,539	214,313
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1 3/8s, 2020	33,204,613	1,830,962
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	2,707,093
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,408,000	1,565,676
Freddie Mac
IFB Ser. 3182, Class PS, 7.2s, 2032	3,938,354	4,280,643
IFB Ser. 3081, Class DC, 5.085s, 2035	2,954,324	2,939,399
IFB Ser. 3114, Class GK, 5s, 2036	1,752,535	1,755,830
IFB Ser. 2979, Class AS, 4.657s, 2034	1,373,147	1,307,922
IFB Ser. 3065, Class DC, 3.81s, 2035	4,519,626	4,203,575
IFB Ser. 3050, Class SA, 3 1/2s, 2034	3,057,623	2,809,206
IFB Ser. 2828, Class GI, IO, 2.15s, 2034	498,521	43,530
IFB Ser. 2869, Class JS, IO, 1.9s, 2034	1,199,755	65,269
IFB Ser. 2828, Class TI, IO, 1.7s, 2030	4,243,445	239,887
Ser. 2852, Class VS, IO, 1.559s, 2034	451,073	7,894
IFB Ser. 3033, Class SF, IO, 1.45s, 2035	6,870,975	253,367
IFB Ser. 3028, Class ES, IO, 1.4s, 2035	21,792,885	1,464,305
IFB Ser. 3042, Class SP, IO, 1.4s, 2035	4,497,089	271,624

IFB Ser. 3045, Class DI, IO, 1.38s, 2035		40,200,158	1,681,483
IFB Ser. 3054, Class CS, IO, 1.35s, 2035		4,622,541	197,891
IFB Ser. 3107, Class DC, IO, 1.35s, 2035		20,107,804	1,348,618
IFB Ser. 3066, Class SI, IO, 1.35s, 2035		14,799,170	970,290
IFB Ser. 3031, Class BI, IO, 1.34s, 2035		4,569,729	313,910
IFB Ser. 3067, Class SI, IO, 1.3s, 2035		17,356,475	1,169,125
IFB Ser. 3114, Class TS, IO, 1.3s, 2030		31,013,830	1,322,277
IFB Ser. 3065, Class DI, IO, 1.27s, 2035		3,242,454	204,308
IFB Ser. 3174, Class BS, IO, 1.17s, 2036		12,071,322	425,176
IFB Ser. 3152, Class SY, IO, 1.13s, 2036		13,386,679	811,567
IFB Ser. 3081, Class DI, IO, 1.13s, 2035		3,696,110	189,469
IFB Ser. 3199, Class S, IO, 1.1s, 2036		10,631,126	514,945
IFB Ser. 3016, Class SP, IO, 0.76s, 2035		4,095,205	110,079
IFB Ser. 3016, Class SQ, IO, 0.76s, 2035		8,814,877	240,999
IFB Ser. 2815, Class S, IO, 0.65s, 2032		8,997,967	234,409
Ser. 239, PO, zero %, 2036		2,718,872	2,173,259
Ser. 3174, PO, zero %, 2036		666,015	564,347
Ser. 236, PO, zero %, 2036		4,268,584	3,415,778
Ser. 3045, Class DO, PO, zero %, 2035		3,061,118	2,453,967
Ser. 231, PO, zero %, 2035		11,155,927	8,441,228
Ser. 228, PO, zero %, 2035		17,972,521	14,200,143
Ser. 3130, Class KO, PO, zero %, 2034		505,063	401,463
Ser. 215, PO, zero %, 2031		544,059	436,698
Ser. 2235, PO, zero %, 2030		1,410,203	1,122,437
Ser. 2191, Class MO, PO, zero %, 2027		88,075	86,335
Ser. 1208, Class F, PO, zero %, 2022		449,626	377,499
FRB Ser. 3022, Class TC, zero %, 2035		735,017	771,538
FRB Ser. 2986, Class XT, zero %, 2035		458,556	456,550
FRB Ser. 3046, Class WF, zero %, 2035		923,471	894,556
FRB Ser. 3054, Class XF, zero %, 2034		435,726	425,513
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.514s, 2033		1,354,000	1,442,192
Ser. 00-1, Class G, 6.131s, 2033		4,588,975	4,163,806
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036		4,134,628	4,165,468
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3s, 2035		2,590,530	2,361,098
IFB Ser. 05-68, Class SN, IO, 1.85s, 2034		15,648,548	826,400
IFB Ser. 04-86, Class SW, IO, 1.4s, 2034		649,114	33,033
IFB Ser. 05-65, Class SI, IO, 1s, 2035		11,111,391	418,380
IFB Ser. 05-68, Class SI, IO, 0.95s, 2035		40,203,571	1,714,818
IFB Ser. 06-14, Class S, IO, 0.9s, 2036		9,317,439	319,134
IFB Ser. 05-51, Class SJ, IO, 0.85s, 2035		11,858,350	475,825
IFB Ser. 05-68, Class S, IO, 0.85s, 2035		23,076,744	901,294
Ser. 99-31, Class MP, PO, zero %, 2029		47,679	40,585
Ser. 98-2, Class EA, PO, zero %, 2028		399,470	327,366
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.6s, 2015		1,843,461	1,850,374
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,837,802
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	3,204,294
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 9.1s, 2014		4,196,208	4,196,208
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.8s, 2036		13,810,606	648,549
IFB Ser. 06-5, Class 1A3, IO, 0.05s, 2036		3,719,541	16,774
IFB Ser. 06-4, Class 1A3, IO, 0.05s, 2036		4,767,845	33,242
IFB Ser. 06-3, Class 1A7, IO, 0.05s, 2036		3,017,267	7,186
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		4,511,500	3,787,760
Ser. 04-1A, Class K, 5.45s, 2040		1,653,000	1,329,430
Ser. 04-1A, Class L, 5.45s, 2040		752,500	556,688
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.051s, 2049		202,120,155	3,065,213
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.329s, 2028		12,747,843	978,994
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.845s, 2037		8,332,801	2,859,192
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		13,869,752	10,114,625
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.09s, 2030		2,378,284	2,433,294
Ser. 97-MC2, Class X, IO, 1.179s, 2012		12,833,047	37,597
Permanent Financing PLC FRB Ser. 8, Class 2C, 5 3/4s,
2042 (United Kingdom)		973,000	972,943
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	862,356
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		1,580,000	1,577,662
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	1,135,116
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,239,766
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	1,214,043
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	1,069,863
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 6.222s, 2014 (Ireland)	GBP	3,442,822	6,742,355
FRB Ser. 05-CT2A, Class E, 6.177s, 2014 (Ireland)	GBP	1,094,530	2,144,049
FRB Ser. 04-2A, Class D, 4.4s, 2014 (Ireland)	EUR	2,506,662	3,311,724
FRB Ser. 04-2A, Class C, 4s, 2014 (Ireland)	EUR	1,108,270	1,463,834
URSUS EPC 144A
FRB Ser. 1-A, Class D, 6.05s, 2012 (Ireland)	GBP	2,160,010	4,230,164
Ser. 1-A, Class X1, IO, 3s, 2012 (Ireland)	GBP	5,000	965,969
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.65s, 2018		$3,292,000	3,287,391

Total collateralized mortgage obligations (cost $440,105,676)		$449,157,601

ASSET-BACKED SECURITIES (15.9%)(a)

	Principal amount	Value

Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	$ 57,168	$57,163
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)	906,245	842,807
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	2,906,000	3,015,970
Ser. 04-1A, Class E, 6.42s, 2039	1,768,000	1,751,221
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	129,000	97,127
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.05s, 2033	2,086,370	2,095,173
Banc of America Alternative Loan Trust IFB Ser. 06-6,
Class CB2, IO, zero%, 2046	4,491,447	4,609
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.15s, 2036	4,906,475	9,234
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO, 0.05s, 2036	4,257,433	22,317
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.38s, 2011	3,310,000	3,347,730
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.6s, 2034	1,703,000	1,685,970
FRB Ser. 06-PC1, Class M9, 7.1s, 2035	885,000	730,540
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.6s, 2036	1,582,000	1,418,115
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	4,973,136	3,565,117
Ser. 00-A, Class A2, 7.575s, 2030	1,071,271	739,039
Ser. 99-B, Class A4, 7.3s, 2016	5,290,933	3,536,100
Ser. 99-B, Class A3, 7.18s, 2015	7,837,253	5,132,177
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	2,733,000	2,764,703
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013	1,000,000	999,648
CARSS Finance Limited Partnership 144A FRB Ser. 04-A,
Class B2, 6.3s, 2011 (Cayman Islands)	67,774	67,935
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.85s, 2011 (Cayman Islands)	313,094	323,880
FRB Ser. 04-AA, Class B3, 8.7s, 2011 (Cayman Islands)	232,306	236,262
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.43s, 2010	3,730,000	3,779,742
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	75,743	72,505
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.85s, 2035	1,384,000	1,057,099
FRB Ser. 05-HE4, Class M12, 7.4s, 2035	1,931,000	1,416,968
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A4, 8.48s, 2030	104,352	102,763
Ser. 00-4, Class A6, 8.31s, 2032	26,321,000	22,745,721
Ser. 00-5, Class A7, 8.2s, 2032	492,000	415,986
Ser. 00-1, Class A5, 8.06s, 2031	3,994,997	3,543,173
Ser. 00-4, Class A5, 7.97s, 2032	1,762,000	1,412,777
Ser. 00-4, Class A4, 7.73s, 2031	1,671,101	1,554,082
Ser. 01-3, Class M2, 7.44s, 2033	711,840	71,184
Ser. 01-4, Class A4, 7.36s, 2033	2,000,000	2,073,736
Ser. 00-6, Class A5, 7.27s, 2032	668,496	669,967
FRB Ser. 01-4, Class M1, 7.076s, 2033	2,391,000	908,580
Ser. 01-1, Class A5, 6.99s, 2032	15,259,000	14,938,180
Ser. 01-3, Class A4, 6.91s, 2033	23,474,000	22,662,527
Ser. 02-1, Class A, 6.681s, 2033	7,991,704	8,098,115
Ser. 01-3, Class A3, 5.79s, 2033	14,880	14,875
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.365s, 2007	4,668,000	4,684,665
Countrywide Alternative Loan Trust
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	4,653,542	23,268
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	1,917,054	4,343
IFB Ser. 06-26CB, Class A2, IO, 0.45s, 2036	5,172,085	8,728
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	235,639	230,159
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	221,161	221,294
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.339s, 2046	21,576,744	903,526
Ser. 05-2, Class 2X, IO, 1.16s, 2035	38,517,477	878,680
Countrywide Home Loans 144A Ser. 03-R4, Class 1A, PO,
zero %, 2034	58,129	46,340
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	3,427,000	3,418,433
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	610,000	625,179
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.807s, 2039	8,551,891	8,685,514
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.42s,
2038 (Cayman Islands)	1,229,000	1,236,005
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	304,514	48,783
Ser. 04-3, Class A, 4 1/2s, 2034	7,500	6,865
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	1,471,000	1,465,484
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.35s,
2037 (Cayman Islands)	614,000	631,812
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,

8.22s, 2012		3,514,000	3,489,418
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 6.69s, 2043 (United Kingdom)	GBP	7,560,000	15,153,433
FRB Ser. 02-1, Class 1C, 6.674s, 2042 (United Kingdom)		$2,742,591	2,747,859
FRB Ser. 02-2, Class 1C, 6.626s, 2043 (United Kingdom)		370,000	372,053
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	13,678,002
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$6,495,625	6,112,318
Ser. 94-4, Class B2, 8.6s, 2019		2,487,764	1,819,374
Ser. 93-1, Class B, 8.45s, 2018		3,291,334	3,139,189
Ser. 99-5, Class A5, 7.86s, 2030		30,084,000	29,557,530
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,987,782
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,797,181
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,813,459
Ser. 95-F, Class B2, 7.1s, 2021		624,094	625,265
Ser. 99-3, Class A7, 6.74s, 2031		3,957,000	3,917,608
Ser. 99-3, Class A5, 6.16s, 2031		125,139	125,921
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		484,084	458,454
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		13,755,207	12,721,310
Ser. 99-5, Class A4, 7.59s, 2028		409,025	415,643
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,004,645	2,973,216
GSMPS Mortgage Loan Trust 144A Ser. 01-2, IO, 0.185s,
2032		1,500,778	8,284
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.35s, 2030 (Cayman Islands)		2,453,000	2,466,737
FRB Ser. 05-1A, Class E, 7.15s, 2030 (Cayman Islands)		1,945,508	1,945,508
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		1,305,123	1,273,597
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.094s,
2040 (United Kingdom)		1,938,000	1,938,349
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.6s, 2035		690,000	584,637
Lehman Mortgage Trust
Ser. 06-9, Class 2A2, IO, 1.27s, 2036		11,092,000	535,078
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036		20,405,270	759,333
IFB Ser. 06-7, Class 2A5, IO, 1.2s, 2036		17,649,671	922,016
IFB Ser. 06-6, Class 1A2, IO, 1.15s, 2036		7,796,095	309,811
IFB Ser. 06-6, Class 1A3, IO, 1.15s, 2036		10,247,065	496,684
IFB Ser. 06-7, Class 1A3, IO, zero%, 2036		8,137,746	39,840
IFB Ser. 06-6, Class 4A2, IO, zero%, 2036		7,801,860	12,663
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.35s, 2036 (Cayman Islands)		11,120,000	11,768,518
FRB Ser. 02-1A, Class FFL, 8.1s, 2037 (Cayman Islands)		7,500,000	7,509,375
Long Beach Mortgage Loan Trust FRB Ser. 06-2,
Class M10, 7.85s, 2036		1,478,000	1,329,738
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.85s, 2036		1,478,000	1,211,498
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.94s, 2039 (United Kingdom)	GBP	6,500,000	12,729,600
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.6s, 2032		$6,357,565	4,958,901
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		579,000	556,952
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		36,600	36,124
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.53s, 2010		3,730,000	3,782,512
Merrill Lynch Mortgage Investors, Inc. FRB Ser. 05-A9,
Class 3A1, 5.291s, 2035		1,081,950	1,075,188
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		76,626	75,477
Ser. 04-WM3N, Class N1, 4 1/2s, 2035		8,551	8,295
Ser. 04-WM2N, Class N1, 4 1/2s, 2034		7,243	7,153
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		1,156,897	1,145,013
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.55s, 2034		1,597,000	1,608,756
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		27,737	27,673
Ser. 04-HB2, Class E, 5s, 2012		737,572	729,071
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.396s, 2035		9,954,434	9,935,776
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036		4,307,969	13,898
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 8.37s, 2038 (Cayman Islands)		2,000,000	2,026,000
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		909,245	888,946
Ser. 04-B, Class C, 3.93s, 2012		845,416	825,963
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	741,631
limited recourse sec. notes Ser. 94, 1.686s, 2013
(Cayman Islands) (F) (g)		4,330,907	3,648,620
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	11,233,953
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		7,821,316	6,908,005
Ser. 02-B, Class A4, 7.09s, 2032		3,201,185	2,857,176
Ser. 99-B, Class A4, 6.99s, 2026		8,910,425	7,825,192
Ser. 01-D, Class A4, 6.93s, 2031		184,137	145,151
Ser. 01-C, Class A2, 5.92s, 2017		9,203,763	4,750,467
Ser. 02-C, Class A1, 5.41s, 2032		12,084,930	10,489,441
Ser. 01-C, Class A1, 5.16s, 2012		824,656	391,741

Ser. 01-E, Class A2, 5.05s, 2019		7,120,811	5,587,668
Ser. 02-A, Class A2, 5.01s, 2020		552,525	425,861
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		815,082	728,735
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.876s, 2018 (Ireland)		5,793,000	6,007,341
FRB Ser. 05-A, Class E, 9.976s, 2012 (Ireland)		1,317,000	1,342,550
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.85s, 2035		1,809,000	1,553,569
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.85s, 2034		863,000	811,139
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		97,652	96,012
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6 1/2s, 2042 (United Kingdom)		3,300,000	3,331,737
FRB Ser. 6, Class 3C, 5.954s, 2042 (United Kingdom)	GBP	6,492,000	12,754,617
Providian Gateway Master Trust FRB Ser. 04-EA,
Class E, 8.32s, 2011		$6,550,000	6,664,625
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 8.07s, 2035		1,523,000	1,367,547
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.2s, 2036		1,975,974	22,384
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.961s, 2038 (United Kingdom)	GBP	950,000	1,850,433
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$543,715	545,743
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		123,233	23,414
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		491,904	31,285
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		74,107	2,527
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		415,971	38,061
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		91,554	9,155
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		55,236	2,209
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		84,468	1,689
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		60,872	4,870
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		151,053	35,875
Sasco Net Interest Margin Trust 144A
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		47,281	47,163
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		1,883,265	220,719
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.85s, 2036		1,086,000	986,349
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.574s, 2038 (Cayman Islands)		2,070,000	2,080,350
Structured Asset Investment Loan Trust 144A
FRB Ser. 06-BNC2, Class B1, 7.85s, 2036		1,686,000	1,473,877
FRB Ser. 05-HE3, Class M11, 7.85s, 2035		2,060,000	1,546,809
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.874s, 2015		11,023,918	11,010,138
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		350,973	36,578
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		3,688,000	3,775,314
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)		2,403,000	2,417,637
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		85,307,506	1,243,813
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.277s, 2044 (United Kingdom)		3,398,425	3,398,289
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011		539,900	537,934

Total asset-backed securities (cost $430,309,091)			$441,553,267

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (1.3%)(a)

		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from October 1, 2016 to
September 1, 2021		$1,821,136	$1,846,036
5 1/2s, May 1, 2020		426,429	426,728
Federal National Mortgage Association Pass-Through
Certificates
8s, April 1, 2027		3,107	3,254
7s, with due dates from July 1, 2031 to April 1, 2034		39,343	40,736
6 1/2s, with due dates from October 1, 2034 to
February 1, 2035		18,610	19,000
6 1/2s, November 1, 2017		24,412	25,098
6s, April 1, 2021		8,496,416	8,616,892
5 1/2s, April 1, 2036		37,112	36,688
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021		4,711,423	4,718,737
5s, April 1, 2021		18,769	18,448
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035		15,571,595	14,660,649
4 1/2s, with due dates from August 1, 2020 to
September 1, 2020		4,637,879	4,476,278
4s, with due dates from May 1, 2019 to
September 1, 2020		912,512	860,379

Total U.S. government and agency mortgage obligations (cost $35,610,589)			$35,748,923

U.S. TREASURY OBLIGATIONS (6.2%)(a)

		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$53,182,000	$63,386,296
6 1/4s, August 15, 2023		27,090,000	31,170,431
U.S. Treasury Inflation Index Notes 2s,

January 15, 2016	36,222,289	34,984,845
U.S. Treasury Strip zero %, November 15, 2024	98,235,000	40,920,831

Total U.S. treasury obligations (cost $162,494,748)		$170,462,403

SENIOR LOANS (6.0%)(a)(c)

	Principal amount	Value

Basic Materials (0.7%)
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.357s, 2013	$3,870,750	$3,887,952
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.12s, 2012	1,100,000	1,104,888
Hexion Specialty Chemicals, Inc. bank term loan FRN
7.87s, 2013	1,050,000	1,048,250
Innophos, Inc. bank term loan FRN 7.6s, 2010	1,350,827	1,354,204
Lyondell Chemical Co. bank term loan FRN 7.121s, 2013	498,750	500,698
Momentive Performance Materials Corp. bank term loan
FRN 7.62s, 2013	750,000	750,938
Nalco Co. bank term loan FRN Ser. B, 7.265s, 2010	1,612,855	1,617,987
Novelis, Inc. bank term loan FRN 7.62s, 2012	149,246	149,432
Novelis, Inc. bank term loan FRN Ser. B, 7.62s, 2012	259,216	259,540
PQ Corp. bank term loan FRN Ser. B, 7.37s, 2012	1,572,000	1,576,586
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.376s, 2012	4,925,000	4,945,316
Smurfit-Stone Container Corp. bank term loan FRN
5.222s, 2010	271,070	272,549
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7 5/8s, 2011	1,004,165	1,009,643
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7 5/8s, 2011	603,778	606,728
		19,084,711

Capital Goods (0.4%)
AGCO Corp. bank term loan FRN 7.1s, 2008	366,500	367,416
Communications & Power Industries bank term loan FRN
7.6s, 2010	975,707	977,536
Enersys Capital, Inc. bank term loan FRN 7.42s, 2011	1,471,700	1,479,059
Graham Packaging Corp. bank term loan FRN Ser. B,
7.726s, 2011	982,456	987,719
Hexcel Corp. bank term loan FRN Ser. B, 7 1/8s, 2012	3,770,679	3,770,679
Mueller Group, Inc. bank term loan FRN Ser. B, 7.373s,
2012	2,162,035	2,172,171
Terex Corp. bank term loan FRN Ser. D, 7.114s, 2013	199,000	199,249
Transdigm, Inc. bank term loan FRN 7.366s, 2013	1,050,000	1,056,300
		11,010,129

Communication Services (0.7%)
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.366s, 2011	2,736,394	2,734,684
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7 1/8s, 2012	2,500,000	2,496,875
Idearc, Inc. bank term loan FRN Ser. B, 7.35s, 2014	2,400,000	2,412,000
Intelsat, Ltd. bank term loan FRN Ser. B, 7.622s, 2013
(Bermuda)	2,650,000	2,667,888
Level 3 Communications, Inc. bank term loan FRN
8.366s, 2011	691,000	698,126
MetroPCS Wireless, Inc. bank term loan FRN 7 7/8s, 2013	997,500	1,000,825
PanAmSat Corp. bank term loan FRN Ser. B, 7.872s, 2013	2,650,000	2,674,661
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.12s, 2012	1,942,326	1,949,610
Time Warner Telecom, Inc. bank term loan FRN 7.57s,
2013	754,000	759,090
Windstream Corp. bank term loan FRN Ser. B, 7.12s, 2013	1,162,000	1,168,355
		18,562,114

Consumer Cyclicals (1.2%)
Boise Cascade Corp. bank term loan FRN Ser. D, 7.108s,
2011	965,527	969,268
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7 7/8s, 2012	1,246,217	1,256,343
Landsource, Inc. bank term loan FRN Ser. B, 7 7/8s,
2010	1,250,000	1,235,938
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 3/8s, 2013	1,475,000	1,483,297
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.602s, 2013	661,076	665,362
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.36s, 2011	1,458,658	1,454,099
Oriental Trading Co. bank term loan FRN 8.172s, 2013	748,125	749,995
Penn National Gaming, Inc. bank term loan FRN Ser. B,
7.132s, 2012	1,086,250	1,090,867
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.6s, 2013	891,000	887,659
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D-2, 6.865s, 2011	2,734,432	2,724,558
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
A-4, 6.624s, 2009	399,969	397,184
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.873s, 2013	475,000	466,688
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	350,237	350,384
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012 (U)	1,119,375	1,126,022
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7 7/8s, 2012	1,110,938	1,117,534

TRW Automotive, Inc. bank term loan FRN Ser. B,
7.188s, 2010	3,819,162	3,806,631
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6 7/8s, 2010	605,425	603,911
TRW Automotive, Inc. bank term loan FRN Ser. E,
6 7/8s, 2010	1,473,750	1,470,066
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
7.12s, 2011	6,571,282	6,592,448
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 7.12s, 2011	1,354,904	1,359,268
Visant Holding Corp. bank term loan FRN Ser. C,
7.372s, 2010	3,155,011	3,166,843
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.87s, 2012	552,051	550,671
		33,525,036

Consumer Staples (1.8%)
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 7.36s, 2013	199,000	199,473
Affinion Group, Inc. bank term loan FRN Ser. B,
8.122s, 2013	3,971,484	3,985,138
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.62s, 2013	1,621,125	1,598,609
Cablevision Systems Corp. bank term loan FRN Ser. B,
7.123s, 2013	4,925,250	4,925,659
CBRL Group, Inc. bank term loan FRN Ser. B, 7.129s,
2013	72,656	72,529
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.62s, 2013	1,500,000	1,500,704
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	6,280,000	6,109,542
Charter Communications bank term loan FRN 8.005s, 2013	2,243,459	2,256,851
Frontier Vision bank term loan FRN Ser. B, 9.775s, 2008	150,000	147,964
Insight Midwest bank term loan FRN Ser. B, 7.61s, 2014	1,643,525	1,653,490
Jean Coutu Group, Inc. bank term loan FRN Ser. B,
7.938s, 2011 (Canada)	586,462	587,038
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.172s, 2015	2,221,875	2,216,718
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.12s, 2015	540,000	537,075
MGM Studios, Inc. bank term loan FRN Ser. B, 8.614s,
2011	4,367,000	4,322,548
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	4,085,000	3,976,494
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
C, 7.369s, 2010	1,667,005	1,669,922
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.715s, 2011	1,964,736	1,970,467
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7.117s,
2010	2,048,371	2,041,788
Reynolds American, Inc. bank term loan FRN Ser. B,
7.14s, 2012	1,094,500	1,101,341
Six Flags, Inc. bank term loan FRN Ser. B, 8.62s, 2009	2,965,733	2,994,927
United Rentals, Inc. bank term loan FRN 7.32s, 2011	577,871	580,158
United Rentals, Inc. bank term loan FRN Ser. B, 7.47s,
2011	221,052	221,927
Universal City Development bank term loan FRN Ser. B,
7.38s, 2011	3,780,377	3,789,828
Warner Music Group bank term loan FRN Ser. B, 7.373s,
2011	918,031	920,671
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	324,886	323,972
		49,704,833

Energy (0.1%)
CR Gas Storage bank term loan FRN 7.198s, 2013	266,667	266,417
CR Gas Storage bank term loan FRN 7.141s, 2013	278,600	278,034
CR Gas Storage bank term loan FRN Ser. B, 7.15s, 2013	1,459,667	1,456,702
CR Gas Storage bank term loan FRN Ser. DD, 7.108s, 2013	186,667	186,492
Dresser-Rand Group, Inc. bank term loan FRN Ser. B,
7.355s, 2011	369,784	371,633
Meg Energy Corp. bank term loan FRN 7 3/8s, 2013
(Canada)	496,250	496,948
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	500,000	493,929
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.61s, 2012 (Norway)	157,640	158,428
		3,708,583

Financial (0.1%)
Fidelity National Information Solutions, Inc. bank
term loan FRN Ser. B, 7.1s, 2013	3,197,542	3,197,097

Health Care (0.5%)
AmeriPath, Inc. bank term loan FRN 7.36s, 2012	201,494	201,343
DaVita, Inc. bank term loan FRN Ser. B, 7.422s, 2012	1,503,966	1,511,217
Healthsouth Corp. bank term loan FRN Ser. B, 8.62s,
2013	5,522,250	5,555,229
IASIS Healthcare Corp. bank term loan FRN Ser. B,
7.62s, 2011	1,178,841	1,184,146
LifePoint, Inc. bank term loan FRN Ser. B, 6.975s, 2012	2,392,000	2,381,236
Stewart Enterprises, Inc. bank term loan FRN Ser. B,
7.194s, 2011	560,332	560,332
United Surgical Partners International, Inc. bank term

loan FRN 7.145s, 2013			226,860	227,427
Vanguard Health Systems, Inc. bank term loan FRN
7.868s, 2011			985,081	985,697
VWR International, Inc. bank term loan FRN Ser. B,
7.63s, 2011			1,596,628	1,599,622
				14,206,249

Technology (0.3%)
AMI Semiconductor, Inc. bank term loan FRN 6.85s, 2012			2,532,617	2,518,371
Aspect Software, Inc. bank term loan FRN 8 3/8s, 2011			150,000	149,875
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.831s, 2013			240,000	240,900
ON Semiconductor Corp. bank term loan FRN Ser. H,
7.617s, 2011			617,794	618,181
Travelport bank term loan FRN Ser. B, 8.364s, 2013			275,276	275,792
Travelport bank term loan FRN Ser. C, 8.364s, 2013			27,034	27,085
UGS Corp. bank term loan FRN Ser. C, 7.126s, 2012			3,419,305	3,415,031
				7,245,235

Transportation (0.1%)
United Airlines bank term loan FRN Ser. B, 9.12s, 2012			1,523,594	1,533,660
United Airlines bank term loan FRN Ser. DD, 9 1/8s,
2012			217,656	219,094
				1,752,754

Utilities & Power (0.1%)
Mirant North America, LLC. bank term loan FRN 7.1s,
2013			327,347	326,645
NRG Energy, Inc. bank term loan FRN Ser. B, 7.367s,
2013			2,799,465	2,813,463
				3,140,108

Total senior loans (cost $165,337,725)				$165,136,849

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
		Contract	Expiration
		amount	date/strike price	Value
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap of
4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	EUR	114,436,000	Oct-11/4.193	$ 2,783,110
Option on an interest rate swap with Citibank, N.A.
London for the right to pay a fixed rate swap of
4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	EUR	145,171,000	Oct-11/4.193	3,879,245
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	EUR	114,436,000	Oct-11/4.148	2,564,703
Option on an interest rate swap with Lehman Brothers	EUR	145,171,000	Oct-11/4.148	4,143,054
for the right to pay a fixed rate swap of
4.148% versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.

Total purchased options outstanding (cost $13,128,417)				$13,370,112

SHORT-TERM INVESTMENTS (2.1%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			27,305,825	$ 27,305,825
Short-term investments held as collateral for loaned
securities with yields ranging from 5.00% to 5.46% and
due dates ranging from January 2, 2007 to
February 28, 2007 (d)			$ 21,754,431	21,720,210
U.S. Treasury Bills for an effective yield of 4.862%,
March 29, 2007 (SEG)			9,382,000	9,271,763

Total short-term investments (cost $58,297,798)				$58,297,798

TOTAL INVESTMENTS

Total investments (cost $2,662,057,746) (b)				$2,736,211,776

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/06 (aggregate face value $328,788,135) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$121,617,498	$118,012,914	1/17/07	$3,604,584
British Pound	20,865,390	20,874,784	3/22/07	(9,394)
Canadian Dollar	13,547,824	14,075,125	1/17/07	(527,301)
Czech Republic Koruna	8,631,000	8,510,014	3/22/07	120,986
Danish Krone	1,904,535	1,917,360	3/22/07	(12,825)
Euro	35,490,581	35,354,742	3/22/07	135,839
Japanese Yen	6,789,681	7,043,133	2/21/07	(253,452)
Korean Won	14,364,812	14,169,495	2/21/07	195,317
Malaysian Ringgit	7,703,199	7,450,069	2/21/07	253,130
Mexican Peso	7,129,886	7,040,046	1/17/07	89,840
Norwegian Krone	55,695,680	56,335,108	3/22/07	(639,428)
Polish Zloty	9,081,668	9,186,013	3/22/07	(104,345)
Swedish Krona	14,216,909	14,336,517	3/22/07	(119,608)
Swiss Franc	14,196,900	14,482,815	3/22/07	(285,915)

Total				$2,447,428

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/06 (aggregate face value $900,391,115) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 15,580,985	$ 15,431,391	1/17/07	$(149,594)
British Pound	81,704,267	82,311,564	3/22/07	607,297
Canadian Dollar	47,815,681	49,068,233	1/17/07	1,252,552
Euro	438,395,452	442,332,552	3/22/07	3,937,100
Hong Kong Dollar	7,029,060	7,033,859	5/16/07	4,799
Hungarian Forint	3,000,925	2,946,691	3/22/07	(54,234)
Japanese Yen	183,543,061	186,342,573	2/21/07	2,799,512
Norwegian Krone	26,230,287	26,753,214	3/22/07	522,927
South African Rand	2,370,870	2,244,574	1/17/07	(126,296)
Swedish Krona	43,732,658	43,835,292	3/22/07	102,634
Swiss Franc	41,891,715	42,091,172	3/22/07	199,457

Total				$9,096,154

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	53	$ 5,179,856	Mar-07	$ (50,720)
Euro-Bobl 5 yr (Long)	343	49,254,439	Mar-07	(720,482)
Euro-Bund 10 yr (Short)	431	65,991,818	Mar-07	1,489,033
Euro-Dollar 90 day (Long)	3,349	792,708,300	Mar-07	(1,406,647)
Euro-Dollar 90 day (Short)	3,605	856,638,125	Dec-07	1,794,308
Euro-Schatz 2 yr (Short)	1,247	170,256,009	Mar-07	992,419
Japanese Government Bond 10 yr (Long)	148	166,675,628	Mar-07	(137,332)
U.K. Gilt 10 yr (Long)	123	26,046,696	Mar-07	(356,837)
U.S. Treasury Bond 20 yr (Long)	3,016	336,095,500	Mar-07	(6,423,131)
U.S. Treasury Note 10 yr (Short)	2,868	308,220,375	Mar-07	3,690,702
U.S. Treasury Note 5 yr (Short)	2,119	222,627,438	Mar-07	1,803,462
U.S. Treasury Note 2 yr (Short)	669	136,496,906	Mar-07	510,946

Total				$1,185,721

WRITTEN OPTIONS OUTSTANDING at 12/31/06 (premiums received $1,119,090)	(Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed
rate of 1.165% versus the six-month JPY-LIBOR maturing on April 3, 2008.	JPY	59,657,639,000	Mar-07/1.165	$ 1,536,925

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$5,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(165,518)

	42,000,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	1,565,072

Citibank, N.A.
	70,920,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,618,749)

JPY	5,400,000,000		4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(1,246,288)

JPY	24,459,632,000	(E)	4/3/08	6 month JPY-LIBOR-BBA	1.165%	628,803

JPY	1,700,000,000		4/21/36	6 month JPY-LIBOR-BBA	2.775%	1,076,706

AUD	137,689,000		8/4/09	3 month AUD-BBR-BBSW	6.315%	(574,008)

JPY	6,200,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	280,068

	$97,500,000	(E)	5/23/12	3 month USD-LIBOR-BBA	4.923%	(640,575)

	150,000,000	(E)	5/23/12	3.422%	U.S. Bond Market
					Association Municipal Swap
					Index	747,945

	59,890,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(589,925)

JPY	4,864,700,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(452,684)

CAD	168,439,000		8/22/08	3 month CAD-BA-CDOR	4.3535%	1,817,960

CAD	40,501,000		8/22/16	4.6535%	3 month CAD-BA-CDOR	(994,328)

CAD	58,900,000		8/4/09	4.497%	3 month CAD-BA-CDOR	(987,463)

Credit Suisse First Boston International
	$42,918,600		7/9/14	4.945%	3 month USD-LIBOR-BBA	33,566

Credit Suisse International
EUR	11,109,000		7/17/21	6 month EUR-EURIBOR-
				Telerate	4.445%	376,664

EUR	42,954,000		7/17/13	4.146%	6 month
					EUR-EURIBOR-Telerate	(264,723)

EUR	51,841,000		7/17/09	6 month EUR-EURIBOR-
				Telerate	3.896%	(192,006)

GBP	6,726,000		4/3/36	16,944,346 GBP at maturity	6 month GBP-LIBOR-BBA	194,174

EUR	120,880,000		7/4/15	3.93163%	6 month
					EUR-EURIBOR-Telerate	3,108,940

Deutsche Bank AG
ZAR	52,785,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	167,790

	$21,693,259		8/2/22	3 month USD-LIBOR-BBA	5.7756%	1,472,181

	24,344,349		8/2/32	5.86%	3 month USD-LIBOR-BBA	(2,224,900)

Goldman Sachs Capital Markets, L.P.
	21,693,259		8/12/22	3 month USD-LIBOR-BBA	5.601%	1,050,762

	24,344,349		8/12/32	5.689%	3 month USD-LIBOR-BBA	(1,621,142)

	43,565,000		8/1/22	3 month USD-LIBOR-BBA	5.845%	3,289,719

	48,888,992		8/1/32	5.919%	3 month USD-LIBOR-BBA	(4,883,092)

JPMorgan Chase Bank, N.A.
	22,600,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	904,170

	40,100,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	649,603

	316,231,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	345,875

	102,399,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(3,439,728)

JPY	21,270,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(3,495,151)

	$49,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	1,836,612

	113,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(3,662,684)

	48,750,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	(73,651)

	75,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
					Association Municipal Swap
					Index	83,775

	46,090,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	141,881

	33,130,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	179,542

	210,000,000		5/10/07	4.062%	3 month USD-LIBOR-BBA	1,402,349

Lehman Brothers International (Europe)
	46,641,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	1,284,687

EUR	32,070,000		10/5/21	6 month EUR-EURIBOR-
				Telerate	4.093%	(695,378)

EUR	120,810,000		10/5/13	3.8975%	6 month
					EUR-EURIBOR-Telerate	1,981,315

EUR	145,810,000		10/5/09	6 month EUR-EURIBOR-
				Telerate	3.825%	(1,288,678)

Lehman Brothers Special Financing, Inc.
JPY	12,649,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	807,203

	$18,023,000		8/3/16	3 month USD-LIBOR-BBA	5.5675%	783,420

	10,793,000		8/3/36	3 month USD-LIBOR-BBA	5.67%	730,785

	19,202,000		8/3/08	5.425%	3 month USD-LIBOR-BBA	(314,566)

GBP	6,285,000		3/15/36	15,214,937.50 GBP at
				maturity	6 month GBP-LIBOR-BBA	566,459

Merrill Lynch Capital Services, Inc.
JPY	5,360,000,000		10/31/16	1.90%	6 month JPY-LIBOR-BBA	(505,968)

CAD	40,501,000	10/25/16	4.65%	3 month CAD-BA-CDOR	(561,713)

CAD	168,439,000	10/25/08	3 month CAD-BA-CDOR	4.35%	390,775

JPY	1,526,900,000	10/18/36	6 month JPY-LIBOR-BBA	2.655%	624,847

JPY	3,279,900,000	10/18/16	1.9475%	6 month JPY-LIBOR-BBA	(448,815)

CAD	117,109,000	8/2/09	4.464%	3 month CAD-BA-CDOR	(1,868,845)

	$21,082,941	8/13/12	4.94%	3 month USD-LIBOR-BBA	(66,871)

	21,693,259	8/12/22	3 month USD-LIBOR-BBA	5.601%	1,050,762

	43,565,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	3,289,719

	42,339,343	8/1/12	5.204%	3 month USD-LIBOR-BBA	(720,279)

Morgan Stanley Capital Services, Inc.
	15,000,000	5/17/12	3 month USD-LIBOR-BBA	5.7775%	473,025

	2,000,000	10/2/10	6.94%	3 month USD-LIBOR-BBA	(131,419)

Total					$(391,993)
(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
GBP	6,726,000	4/3/36	10,192,422 GBP	GBP Non-revised	$70,302
			at maturity	Retail Price
				Index

Goldman Sachs International
	$ 6,497,000	9/15/11	678 bp (1 month	Ford Credit Auto	(9,740)
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

EUR	75,621,000	10/31/11	2.12%	Eurostat	(32,930)
				Eurozone HICP
				excluding tobacco

EUR	75,621,000	10/31/11	(1.935%)	French Consumer	269,431
				Price Index
				excluding tobacco

JPMorgan Chase Bank, N.A.
EUR	68,740,000	7/21/11	(2.295%)	Euro Non-revised	(1,042,678)
				Consumer Price
				Index excluding
				tobacco

EUR	68,740,000	7/21/11	2.2325%	Euro Non-revised	1,586,940
				Consumer Price
				Index excluding
				tobacco

Lehman Brothers Special Financing, Inc.
EUR	75,621,000	4/26/11	2.11%	French Non-	1,317,221
				revised Consumer
				Price Index
				excluding tobacco

EUR	75,621,000	4/26/11	(2.115%)	Euro Non-revised	(149,685)
				Consumer Price
				Index excluding
				tobacco

GBP	6,285,000	3/15/36	9,512,647 GBP at	GBP Non-revised	109,546
			maturity	Retail Price
				Index

Total					$2,118,407

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 4
Index	$127,754		$6,175,000	6/20/10	360 bp	$473,554

DJ CDX NA HY Series 4
Index	268,429		12,350,000	6/20/10	360 bp	962,623

DJ CDX NA HY Series 4
Index	(98,682)		29,640,000	6/20/10	(360 bp)	(1,764,746)

DJ CDX NA HY Series 4
Index	(65,826)		14,820,000	6/20/10	(360 bp)	(898,858)

DJ CDX NA HY Series 6
Index	259,875		29,700,000	6/20/11	(345 bp)	(931,986)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		2,570,000	9/20/11	(111 bp)	(29,812)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		1,030,000	6/20/11	(101 bp)	(9,432)

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--		5,930,000	9/20/07	(487.5 bp)	(176,210)

Ford Motor Co., 7.45%,
7/16/31	--		7,190,000	9/20/08	725 bp	617,453

Ford Motor Co., 7.45%,
7/16/31	--		1,260,000	9/20/07	(485 bp)	(37,216)

Republic of Argentina,
8.28%, 2033	--		5,135,000	7/20/09	(214 bp)	(193,966)

Ukraine Government,
7.65%, 6/11/13	--		4,715,000	10/20/11	194 bp	102,389

Deutsche Bank AG
DJ CDX NA IG Series 7	(2)		5,584,000	12/20/13	(50 bp)	(15,507)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		5,584,000	12/20/13	55 bp	41,061

DJ iTraxx Europe Series
6 Version 1	38,661	EUR	9,809,000	12/20/13	(40 bp)	(23,377)
DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	9,809,000	12/20/13	43 bp	74,272
Republic of Indonesia,
6.75%, 2014	--		$2,130,000	9/20/16	292 bp	170,232

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		28,743,000	(a)	2.461%	2,601,575

DJ CDX NA HY Series 4
Index	83,040		6,175,000	6/20/10	360 bp	430,137

DJ CDX NA HY Series 4
Index	80,401		14,820,000	6/20/10	(360 bp)	(752,631)

DJ CDX NA HY Series 5
Index	(1,205,538)		74,400,000	12/20/10	(395 bp)	(5,954,986)

DJ CDX NA IG Series 6
Index	4,036		9,412,000	6/20/13	(50 bp)	(35,701)

DJ CDX NA IG Series 6
Index 7-10% tranche	--		9,412,000	6/20/13	55 bp	86,152

DJ CDX NA IG Series 7
Index	(3)		9,298,000	12/20/13	(50 bp)	(25,820)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		9,298,000	12/20/13	56 bp	73,888

General Motors Corp.,
7 1/8%, 7/15/13	--		5,930,000	9/20/08	620 bp	454,337

General Motors Corp.,
7 1/8%, 7/15/13	--		5,930,000	9/20/07	(427.5 bp)	(142,587)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,260,000	9/20/07	(425 bp)	(30,059)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,260,000	9/20/08	620 bp	96,335

Ray Acquisition SCA,
9 3/8%, 3/15/15	--	EUR	2,700,000	9/20/08	(187 bp)	(69,332)

Ray Acquisition SCA,
9 3/8%, 3/15/15	--	EUR	2,700,000	9/20/11	399 bp	287,460

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	1,845,000	12/20/11	375 bp	80,208

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	1,845,000	12/20/07	(70 bp)	(3,303)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--		$1,010,000	9/20/07	(345 bp)	(13,462)

Ford Motor Co., 7.45%,
7/16/31	--		1,010,000	9/20/08	550 bp	44,395

General Motors Corp.,
7 1/8%, 7/15/13	--		1,010,000	9/20/07	(350 bp)	(15,279)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,010,000	9/20/08	500 bp	57,031

United Rentals N.A.,
61/2%, 2/15/12	--		1,000,000	9/20/08	(95 bp)	3,142

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 4
Index	136,364		29,640,000	6/20/10	(360 bp)	(1,529,700)

DJ CDX NA HY Series 4
Index	140,606		6,175,000	6/20/10	360 bp	487,702

DJ CDX NA HY Series 6
Index	371,250		49,500,000	6/20/11	(345 bp)	(1,615,185)

DJ CDX NA IG Series 7
Index	5,338		9,000,000	12/20/13	(50 bp)	(19,652)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		9,000,000	12/20/13	54.37 bp	62,831

DJ iTraxx EUR Series 5
Index	53,968	EUR	7,923,000	6/20/13	(50 bp)	(61,521)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	7,923,000	6/20/13	53.5 bp	134,557

DJ iTraxx Europe Series
6 Version 1	36,492	EUR	11,770,000	12/20/13	(40 bp)	(37,949)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	11,770,000	12/20/13	45.25 bp	106,674
Republic of Peru,
8 3/4%, 11/21/33	--		$5,045,000	10/20/16	215 bp	285,060

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--		2,945,000	9/20/07	(345 bp)	(43,468)

Ford Motor Co., 7.45%,
7/16/31	--		2,945,000	9/20/08	570 bp	136,591

General Motors Corp.,
7 1/8%, 7/15/13	--		4,125,000	9/20/07	(335 bp)	(70,606)

General Motors Corp.,
7 1/8%, 7/15/13	--		4,125,000	9/20/08	500 bp	209,751

L-3 Communications
Corp. 7 5/8%, 2012	--		4,205,000	9/20/11	(111 bp)	(48,778)

L-3 Communications
Corp. 7 5/8%, 2012	--		2,576,000	6/20/11	(92 bp)	(14,288)

Supervalu, Inc.,
7 1/2%, 05/15/12	--		7,490,000	12/20/11	(150 bp)	(62,969)

Merrill Lynch International
DJ CDX NA HY Series 4
Index	166,629		7,790,000	6/20/10	360 bp	604,505

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	5,733		9,656,000	12/20/13	(50 bp)	(21,078)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		9,656,000	12/20/13	53 bp	59,545

DJ iTraxx EUR Series 5
Index	48,135	EUR	7,923,000	6/20/13	(50 bp)	(67,354)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	7,923,000	6/20/13	57 bp	154,729

Dominican Republic,
8 5/8%, 4/20/27	--		$5,020,000	11/20/11	(170 bp)	(36,539)

Ford Motor Co., 7.45%,
7/16/31	--		1,030,000	9/20/07	(345 bp)	(17,059)

Ford Motor Co., 7.45%,
7/16/31	--		1,030,000	9/20/08	560 bp	57,956

General Motors Corp.,
7 1/8%, 7/15/13	--		1,030,000	9/20/07	(335 bp)	(17,630)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,030,000	9/20/08	500 bp	56,903

Total						$(5,774,998)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $2,769,156,195.

(b) The aggregate identified cost on a tax basis is $2,662,714,986, resulting in gross unrealized appreciation and depreciation of $116,449,772 and $42,952,982, respectively, or net unrealized appreciation of $73,496,790.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2006 was $3,535,675 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2006.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at December 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.

The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2006, the value of securities loaned amounted to $20,992,531. The fund received cash collateral of $21,720,210 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,095,413 for the period ended December 31, 2006. During the period ended December 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $262,689,684 and $324,530,955, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at December 31, 2006.

(U) A portion of the position represents unfunded loan commitments. As of December 31, 2006, the fund had unfunded loan commitments of $1,619,375, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Meg Energy Corp.	$500,000
Trump Hotel & Casino Resort, Inc.	1,119,375

Totals	$1,619,375

At December 31, 2006, liquid assets totaling $724,788,161 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2006.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2006: (as a percentage of Portfolio Value)

Argentina	1.2%
Brazil	1.0
Canada	1.5
Cayman Islands	3.0
France	5.7
Germany	6.4
Ireland	3.9
Japan	4.4
Luxembourg	1.1
Russia	1.4
South Africa	0.6
Spain	0.8
Sweden	1.4
Turkey	0.7
United Kingdom	3.5
United States	61.9
Other	1.5

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007